SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Related Party Transactions Acquisitions (Details)				12 Months Ended
	Jun. 30, 2014 USD ($)	May 02, 2014 USD ($) installment payment shares	May 02, 2013 USD ($)	Dec. 31, 2016 USD ($)
Dynamic Advances, IP Liquidity and Sarif Biomedical
Related Party Transactions
Number of purchase agreements		3
Dynamic Advances, IP Liquidity and Sarif Biomedical | Pay Proceeds Agreement Member | Maximum
Related Party Transactions
Reimbursement Revenue		$ 250,000,000
Dynamic Advances, IP Liquidity and Sarif Biomedical | Pay Proceeds Agreement Member | $10,000,000 or less | Maximum
Related Party Transactions
Reimbursement Revenue		$ 10,000,000
Dynamic Advances, IP Liquidity and Sarif Biomedical | Pay Proceeds Agreement Member | $10,000,000 to $40,000,000
Related Party Transactions
Net recovery proceeds due to sellers (as a percent)		40.00%
Dynamic Advances, IP Liquidity and Sarif Biomedical | Pay Proceeds Agreement Member | $10,000,000 to $40,000,000 | Minimum
Related Party Transactions
Reimbursement Revenue		$ 10,000,000
Dynamic Advances, IP Liquidity and Sarif Biomedical | Pay Proceeds Agreement Member | $10,000,000 to $40,000,000 | Maximum
Related Party Transactions
Reimbursement Revenue		$ 40,000,000
Dynamic Advances, IP Liquidity and Sarif Biomedical | Pay Proceeds Agreement Member | Over $40,000,000
Related Party Transactions
Net recovery proceeds due to sellers (as a percent)		50.00%
Dynamic Advances, IP Liquidity and Sarif Biomedical | Pay Proceeds Agreement Member | Over $40,000,000 | Minimum
Related Party Transactions
Reimbursement Revenue		$ 40,000,000
Dynamic Advances, LLC
Related Party Transactions
Ownership interest held (as a percent)		100.00%
Number of cash payments made | payment		2
Payments to Acquire Businesses, Net of Cash Acquired			$ 5,225,000	$ 6,653,078
Maximum possible amount of future payments		$ 250,000,000
IP Liquidity
Related Party Transactions
Ownership interest held (as a percent)		100.00%
Number of cash payments made | payment		2
Payments to Acquire Businesses, Net of Cash Acquired	$ 2,850,000	$ 5,225,000
Maximum possible amount of future payments		$ 250,000,000
Sarif Biomedical, LLC
Related Party Transactions
Ownership interest held (as a percent)		100.00%
Number of cash payments made | payment		2
Payments to Acquire Businesses, Net of Cash Acquired		$ 550,000		$ 552,024
Maximum possible amount of future payments		$ 250,000,000
Acquired Intellectual Property | Erich Spangenberg | Dynamic Advances, IP Liquidity and Sarif Biomedical
Related Party Transactions
Number of purchase agreements		3
Acquired Intellectual Property | Erich Spangenberg | Dynamic Advances, IP Liquidity and Sarif Biomedical | Pay Proceeds Agreement Member | Maximum
Related Party Transactions
Reimbursement Revenue		$ 250,000,000
Acquired Intellectual Property | Erich Spangenberg | Dynamic Advances, IP Liquidity and Sarif Biomedical | Pay Proceeds Agreement Member | $10,000,000 or less
Related Party Transactions
Reimbursement Revenue		$ 10,000,000
Acquired Intellectual Property | Erich Spangenberg | Dynamic Advances, IP Liquidity and Sarif Biomedical | Pay Proceeds Agreement Member | $10,000,000 to $40,000,000
Related Party Transactions
Net recovery proceeds due to sellers (as a percent)		40.00%
Acquired Intellectual Property | Erich Spangenberg | Dynamic Advances, IP Liquidity and Sarif Biomedical | Pay Proceeds Agreement Member | $10,000,000 to $40,000,000 | Minimum
Related Party Transactions
Reimbursement Revenue		$ 13,000,000
Acquired Intellectual Property | Erich Spangenberg | Dynamic Advances, IP Liquidity and Sarif Biomedical | Pay Proceeds Agreement Member | $10,000,000 to $40,000,000 | Maximum
Related Party Transactions
Reimbursement Revenue		40,000,000
Acquired Intellectual Property | Erich Spangenberg | Dynamic Advances, IP Liquidity and Sarif Biomedical | Pay Proceeds Agreement Member | Over $40,000,000
Related Party Transactions
Reimbursement Revenue		40,000,000
Payments of Reimbursement Revenue		$ 2,400,000
Net recovery proceeds due to sellers (as a percent)		50.00%
Acquired Intellectual Property | Erich Spangenberg | Dynamic Advances, LLC
Related Party Transactions
Ownership interest held (as a percent)		100.00%
Number of cash payments made | installment		2
Second payment amount after June 30, 2014		$ 2,850,000
Preferred stock, shares issued | shares		195,500
Maximum possible amount of future payments		$ 250,000,000
Acquired Intellectual Property | Erich Spangenberg | IP Liquidity
Related Party Transactions
Ownership interest held (as a percent)		100.00%
Number of cash payments made | installment		2
Second payment amount after June 30, 2014		$ 2,850,000
Preferred stock, shares issued | shares		195,500
Maximum possible amount of future payments		$ 250,000,000
Acquired Intellectual Property | Erich Spangenberg | Sarif Biomedical, LLC
Related Party Transactions
Ownership interest held (as a percent)		100.00%
Number of cash payments made | installment		2
Payments to Acquire Businesses, Net of Cash Acquired		$ 250,000
Second payment amount after June 30, 2014		300,000
Maximum possible amount of future payments		$ 250,000,000